Other Assets - Schedule of Allowance for Credit Loss (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Schedule of Allowance for Credit Loss [Abstract]
As of January 1	$ 61,389,167
Provision for credit losses	133,136,043
Recoveries	(5,747,659)
As of December 31	$ 188,777,551